SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 2,029	$ (3,447)
Research and Development Expense | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	140	901
Administrative expenses | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 1,889	(3,674)
Equity in loss of affiliate | Employees and non-employee directors
SHARE-BASED COMPENSATION
Share-based compensation expenses		$ (674)